Warrant Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 21, 2022	Oct. 14, 2022	Dec. 31, 2021
Warrant Liabilities [Line Items]
Warrant issued	26,282,971			4,013,516
Exercise price per (in Dollars per share)	$ 0.0001			$ 8.9697
Ordinary shares		1,448,229			215,982
Volatility had increased/decreased		1.00%
Increase/decrease in the fair value of warrants (in Dollars)	$ 9,536,904
Public Warrant and Sponsor Warrant [Member]
Warrant Liabilities [Line Items]
Warrants with carrying amount (in Dollars)	$ 568,162
Top Range [Member[
Warrant Liabilities [Line Items]
Increase/decrease in the fair value of warrants (in Dollars)		50,345
Bottom Range [Member]
Warrant Liabilities [Line Items]
Increase/decrease in the fair value of warrants (in Dollars)		$ 48,659
Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants	19,833,035
Sponsor [Member]
Warrant Liabilities [Line Items]
Exercise price per (in Dollars per share)	$ 11.5
Warrants	6,449,936
Class A-1 Warrants [Member]
Warrant Liabilities [Line Items]
Warrant issued				12,040,542
Exercise price per (in Dollars per share)				$ 2.9899
Class A-2 Warrants [Member]
Warrant Liabilities [Line Items]
Warrant issued				4,013,516
Exercise price per (in Dollars per share)				$ 5.9798
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Ordinary shares				20,067,574
Number of share subscribed				0.307212
Class C Warrants [Member]
Warrant Liabilities [Line Items]
Warrant issued			8,349,958	8,349,958
Exercise price per (in Dollars per share)			$ 0.0001	$ 0.0001
Class A Warrants [Member]
Warrant Liabilities [Line Items]
Warrant issued				8,848,000
Exercise price per (in Dollars per share)				$ 208,891